THE ADVISORS' INNER CIRCLE FUND II

                         CLEAR RIVER FUND (THE "FUND")

                       SUPPLEMENT DATED FEBRUARY 24, 2012
                                     TO THE
                   SUMMARY PROSPECTUS DATED NOVEMBER 28, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUS.

Effective December 2, 2011, the name of the Fund's investment adviser changed from Lowry Hill Investment Advisors, Inc. to Abbot Downing Investment Advisors. As a result, all references in the Summary Prospectus to "Lowry Hill
Investment Advisors, Inc." are hereby replaced with "Abbot Downing Investment Advisors."



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 LHI-SK-003-0100